UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               August 4, 2010
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      47
 Form 13F Information Table Value Total:      1,308,129

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name

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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   06/30/2010
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     22749     288000 SH       SOLE          288000         0         0
ABB LTD                            SPONSORED ADR   000375204     10886     630000 SH       SOLE          630000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     63230    4400145 SH       SOLE         4400145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     36600        305 SH       SOLE             305         0         0
BP PLC                             SPONSORED ADR   055622104     23988     830600 SH  CALL SOLE
BP PLC                             SPONSORED ADR   055622104     23989     830629 SH       SOLE          830629         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     13588     275000 SH       SOLE          275000         0         0
CHUNGHWA TELECOM CO LTD            SPON ADR NEW10  17133Q106        98       5000 SH       SOLE            5000         0         0
CISCO SYS INC                      COM             17275R102     70941    3329000 SH       SOLE         3329000         0         0
CLOROX CO DEL                      COM             189054109       311       5000 SH       SOLE            5000         0         0
COCA COLA CO                       COM             191216100     51745    1032429 SH       SOLE         1032429         0         0
COCA COLA ENTERPRISES INC          COM             191219104     11792     456000 SH       SOLE          456000         0         0
CROSSTEX ENERGY INC                COM             22765Y104      4797     748354 SH       SOLE          748354         0         0
DEVON ENERGY CORP NEW              COM             25179M103     55476     910641 SH       SOLE          910641         0         0
E M C CORP MASS                    COM             268648102     25163    1375000 SH       SOLE         1375000         0         0
ERICSSON L M TEL CO                ADR B SEK 10    294821608      8761     795000 SH       SOLE          795000         0         0
EXXON MOBIL CORP                   COM             30231G102     37450     656208 SH       SOLE          656208         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     11019     324000 SH       SOLE          324000         0         0
HAIN CELESTIAL GROUP INC           COM             405217100     14914     739430 SH       SOLE          739430         0         0
HEINZ H J CO                       COM             423074103     23836     551500 SH       SOLE          551500         0         0
JOHNSON & JOHNSON                  COM             478160104     88646    1500943 SH       SOLE         1500943         0         0
KIMBERLY CLARK CORP                COM             494368103     41350     682000 SH       SOLE          682000         0         0
KRAFT FOODS INC                    CL A            50075N104     31192    1114000 SH       SOLE         1114000         0         0
LOCKHEED MARTIN CORP               COM             539830109     34233     459500 SH       SOLE          459500         0         0
MARTIN MARIETTA MATLS INC          COM             573284106     18065     213000 SH       SOLE          213000         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     33330     665000 SH       SOLE          665000         0         0
MERCK & CO INC NEW                 COM             58933Y105     31928     913000 SH       SOLE          913000         0         0
MICROSOFT CORP                     COM             594918104     60712    2638486 SH       SOLE         2638486         0         0
NOBLE CORPORATION BAAR             NAMEN -AKT      H5833N103     24821     803000 SH       SOLE          803000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     33680    4132557 SH       SOLE         4132557         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     18972     172900 SH       SOLE          172900         0         0
PFIZER INC                         COM             717081103     44524    3122304 SH       SOLE         3122304         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     45989    1331848 SH       SOLE         1331848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206      4824      96051 SH       SOLE           96051         0         0
SMITH INTL INC                     COM             832110100     35542     944000 SH       SOLE          944000         0         0
SONOCO PRODS CO                    COM             835495102     20086     659000 SH       SOLE          659000         0         0
SUNTRUST BKS INC                   COM             867914103      8621     370000 SH  PUT  SOLE               0         0         0
SYMANTEC CORP                      COM             871503108     20959    1510000 SH       SOLE         1510000         0         0
US BANCORP DEL                     COM NEW         902973304     52766    2360900 SH       SOLE         2360900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      6687     323500 SH       SOLE          323500         0         0
WASTE MGMT INC DEL                 COM             94106L109     31768    1015264 SH       SOLE         1015264         0         0
WEIS MKTS INC                      COM             948849104      6036     183400 SH       SOLE          183400         0         0
WELLS FARGO & CO NEW               COM             949746101     24148     943286 SH       SOLE          943286         0         0
WEYERHAEUSER CO                    COM             962166104     45547    1293948 SH       SOLE         1293948         0         0
YAHOO INC                          COM             984332106     18546    1340000 SH       SOLE         1340000         0         0
ZALE CORP NEW                      COM             988858106        22      14200 SH       SOLE           14200         0         0
ZORAN CORP                         COM             98975F101     13805    1447116 SH       SOLE         1447116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1308129



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